BASIC AND DILUTED NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Losses per Share
The following table sets forth the computation of basic and diluted losses per share:

	Six months ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Numerator:

Net loss for basic and diluted loss per share	$(54,833)	$(46,709)

Denominator:

Weighted average number of Class A ordinary and preferred shares used in computing basic and diluted net loss per share	299,898,466	290,975,091

Basic and diluted net loss per Class A ordinary and preferred shares	$(0.18)	$(0.16)